Significant events in the current year (Details) R$ in Millions		1 Months Ended						12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 BRL (R$)	Jul. 31, 2020 USD ($)	Jun. 30, 2020	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Related concession grants liabilities										$ 1,791,000,000		$ 1,667,000,000
Impairment and disposals of non-current assets									$ 2,243,000,000	5,074,000,000	$ 899,000,000
Stockholders remuneration paid					R$ 18,637	$ 3,350,000,000
Percentage of divestment of shares		8.00%
Cash consideration from divestment of shares in associate												241,000,000
Percentage of total share held		29.60%
Loss from divestiture of shares in associate		$ 172,000,000
Impairment and disposal of non-current assets									2,243,000,000	5,074,000,000	899,000,000
Notional amount												1,296,000,000
Guaranteed notes due July 2030
Disclosure of non-adjusting events after reporting period [line items]
Notional amount						$ 1,500,000,000						1,500.000
PTVI
Disclosure of non-adjusting events after reporting period [line items]
Percentage of divestment of shares							14.90%
Cash consideration from divestment of shares in subsidiary			$ 278,000,000
Loss from divestiture of shares in subsidiary									179,000,000
Discontinued operations
Disclosure of non-adjusting events after reporting period [line items]
Impairment loss											$ 124,000,000
VLI S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of divestment of shares		8.00%
Cash consideration from divestment of shares in associate								R$ 1,223				241,000,000
Percentage of total share held		29.60%
Loss from divestiture of shares in associate									172,000,000
Vale Nouvelle Caledonie S.A.S.
Disclosure of non-adjusting events after reporting period [line items]
Amount of liability that will be recognized at completion of transaction												500,000,000
Impairment and disposals of non-current assets									882,000,000
Impairment and disposal of non-current assets									882,000,000
Samarco
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from debt used for working capital									166,000,000	$ 102,000,000
Ningbo Zhoushan Port
Disclosure of non-adjusting events after reporting period [line items]
Term of joint venture			3 years
Ningbo Zhoushan Port | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Capital contribution			$ 110,000,000
Ningbo Zhoushan Port | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Capital contribution			$ 160,000,000
Biopalma
Disclosure of non-adjusting events after reporting period [line items]
Gain from disposals of non-current assets									125,000,000
Henan Longyu
Disclosure of non-adjusting events after reporting period [line items]
Cash received from disposal of non-current assets held for sale				$ 156,000,000
Reclassification of gain related to the cumulative translation adjustments on to income statements									116,000,000
Simoes Filho plant
Disclosure of non-adjusting events after reporting period [line items]
Impairment and disposals of non-current assets									76,000,000
Impairment and disposal of non-current assets									76,000,000
Renova Foundation
Disclosure of non-adjusting events after reporting period [line items]
Provision									1,069,000,000
Nacala Corridor
Disclosure of non-adjusting events after reporting period [line items]
Impairment of loans and receivables									798,000,000
Held for sale
Disclosure of non-adjusting events after reporting period [line items]
Impairment loss									382,000,000
Railways concessions
Disclosure of non-adjusting events after reporting period [line items]
Extension term for concessions		30 years
Intangible asset recognized, which represents its right to use								12,016				2,312,000,000
Related concession grants liabilities												$ 2,312,000,000
De-characterization of upstream structures
Disclosure of non-adjusting events after reporting period [line items]
Provision recognized									369,000,000
De-characterization of other structures
Disclosure of non-adjusting events after reporting period [line items]
Provision recognized									248,000,000
Judicial Settlement for Integral Reparation
Disclosure of non-adjusting events after reporting period [line items]
Loss to repair the environmental and social damage resulting from the Dam I rupture								R$ 19,924	3,872,000,000
Heads of Agreement | Nacala Corridor | Mitsui & Co., Ltd
Disclosure of non-adjusting events after reporting period [line items]
Outstanding balance of project finance	$ 2,500,000,000								$ 2,500,000,000